SCHEDULE OF WARRANT OUTSTANDING AND EXERCISABLE (Details) - shares	Mar. 31, 2023		Jun. 30, 2022		Jun. 30, 2021	Jun. 30, 2020
Class of Stock [Line Items]
Number of warrants			125
Exercisable	3,379		77
Number of warrants	3,399	[1]	105	[2]	121	151
Series A Warrants [Member]
Class of Stock [Line Items]
Number of warrants			11
Exercisable	10		11
Number of warrants	10
Series B Warrants [Member]
Class of Stock [Line Items]
Number of warrants			29
Exercisable	19		29
Number of warrants	19
Series C Warrants [Member]
Class of Stock [Line Items]
Number of warrants			63
Exercisable	44		35
Number of warrants	64
Warrants With No Class Designation [Member]
Class of Stock [Line Items]
Number of warrants			22
Exercisable	3,306		2
Number of warrants	3,306

[1]	The 3,399,085 total warrants above which are exercisable into common stock consisted of the following:
[2]	The total warrants of 105,420 above consisted of the following: